Other items from operating activities - Loans and advances, valuation allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	$ 104,041	$ 96,173
Financial assets at end of period	84,725	104,041	$ 96,173
Loans and advances | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	(255)	(257)	(273)
Increases	(11)	(27)	(6)
Decreases	2	11	14
Currency translation adjustments and other variations	(30)	18	8
Financial assets at end of period	$ (294)	$ (255)	$ (257)